UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James  Ash, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  06/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value
	COMMON STOCKS - 56.0%
	ADVERTISING - 0.4%
1,427	Omnicom Group, Inc.	$ 101,631

	AEROSPACE & DEFENSE - 1.3%
1,039	Lockheed Martin Corp.	166,998
1,252	United Technologies Corp.	144,543
		311,541
	AGRICULTURE - 1.5%
5,873	Lorillard, Inc.	358,077

	AIRLINES - 1.2%
763	Alaska Air Group, Inc.	72,523
7,949	Southwest Airlines Co.	213,510
		286,033
	AUTO MANUFACTURES - 0.4%
2,501	General Motors Co.	90,786

	BANKS - 2.4%
5,614	BB&T Corp.	221,360
1,945	Northern Trust Corp.	124,888
1,163	Prosperity Bancshares, Inc.	72,804
904	Texas Capital Bancshares, Inc. *	48,771
2,491	U.S. Bancorp	107,910
		575,733
	BIOTECHNOLOGY - 0.3%
1,015	Myriad Genetics, Inc. *	39,504
1,223	NPS Pharmaceuticals Inc *	40,420
		79,924
	CHEMICALS - 1.0%
540	CF Industries Holdings, Inc.	129,886
402	Rayonier Advanced Materials, Inc. *	15,590
937	Sensient Technologies Corp.	52,210
537	Valspar Corp.	40,914
		238,600
	COMMERCIAL SERVICES - 2.4%
309	Alliance Data Systems Corp. *	86,906
1,532	Automatic Data Processing, Inc.	121,457
482	Civeo Corp *	12,064
1,462	Deluxe Corp.	85,644
2,047	Kelly Services, Inc. - Class A	35,147
2,234	Mastercard, Inc. - Class A	164,132
615	WEX, Inc. *	64,557
		569,907
	COMPUTERS - 2.2%
2,525	Accenture PLC - Class A	204,121
3,038	Apple, Inc.	282,321
1,161	Synopsys, Inc. *	45,070
		531,512
	DISTRIBUTION & WHOLESALE - 1.0%
1,387	Genuine Parts Co.	121,779
457	WW Grainger, Inc.	116,201
		237,980

	Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,977	American Express Co.	$ 187,558
488	Outerwall, Inc. *	28,963
		216,521
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
781	Belden, Inc.	61,043
1,140	Generac Holdings, Inc. *	55,564
		116,607
	ELECTRONICS - 1.0%
779	FEI Co.	70,679
1,408	Thermo Fisher Scientific, Inc.	166,144
		236,823
	FOOD - 1.9%
3,421	ConAgra Foods, Inc.	101,535
2,597	Kellogg Co.	170,623
2,143	Kraft Foods Group, Inc.	128,473
557	Lancaster Colony Corp *	53,004
		453,635
	HEALTHCARE-PRODUCTS - 0.2%
745	ResMed, Inc.	37,719

	HEALTHCARE-SERVICES - 1.1%
1,743	Aetna, Inc.	141,322
1,548	UnitedHealth Group, Inc.	126,549
		267,871
	HOUSEHOLD PRODUCTS & WARES - 0.9%
1,280	Jarden Corp. *	75,968
1,231	Kimberly-Clark Corp.	136,912
		212,880
	INSURANCE - 2.8%
2,955	ACE Ltd.	306,434
1,951	Aflac, Inc.	121,450
933	American Financial Group, Inc.	55,569
881	Assurant, Inc.	57,750
2,109	MetLife, Inc.	117,176
		658,379
	INTERNET - 0.8%
166	Google, Inc. - Class A *	97,055
166	Google, Inc. - Class C *	95,496
		192,551
	INVESTMENT COMPANIES - 0.5%
11,054	Prospect Capital Corp.	117,449

	MACHINERY-DIVERSIFIED - 0.7%
1,750	Deere & Co.	158,463

	METAL FABRICATE / HARDWARE - 0.2%
257	Valmont Industries, Inc.	39,051

	MINING - 0.1%
566	Freeport-McMoRan Copper & Gold, Inc.	20,659

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Shares		Value
	MISCELLANEOUS MANUFACTURING - 1.4%
10,103	General Electric Co.	$ 265,507
1,919	Hillenbrand, Inc.	62,598
		328,105
	OIL & GAS - 6.3%
288	Anadarko Petroleum Corp.	31,527
311	Apache Corp.	31,293
477	BP PLC - ADR	25,162
1,187	Chevron Corp.	154,963
246	Cimarex Energy Co.	35,291
2,190	ConocoPhillips	187,749
1,176	Continental Resources, Inc. *	185,855
3,070	Denbury Resources, Inc.	56,672
342	Devon Energy Corp.	27,155
355	Diamond Offshore Drilling, Inc.	17,619
1,855	EOG Resources, Inc.	216,775
1,683	Exxon Mobil Corp.	169,444
270	Helmerich & Payne, Inc.	31,350
517	Imperial Oil Ltd	27,210
672	Marathon Oil Corp.	26,826
368	Noble Energy, Inc.	28,505
374	Occidental Petroleum Corp.	38,384
2,714	Parker Drilling Co. *	17,695
1,571	Rosetta Resources, Inc. *	86,169
582	SM Energy Co.	48,946
472	Stone Energy Corp. *	22,085
392	Whiting Petroleum Corp. *	31,458
		1,498,133
	OIL & GAS SERVICES - 1.3%
142	Core Laboratories NV	23,722
2,475	Halliburton Co.	175,750
342	National Oilwell Varco, Inc.	28,164
85	NOW, Inc. *	3,078
241	Oil States International, Inc. *	15,446
239	Schlumberger Ltd.	28,190
771	Superior Energy Services, Inc.	27,864
		302,214
	PACKAGING & CONTAINERS - 0.1%
431	Packaging Corp. of America	30,812

	PHARMACEUTICALS - 4.6%
1,714	Abbott Laboratories	70,103
2,852	AbbVie, Inc.	160,967
2,244	Amerisource Bergen Corp.	163,049
1,379	Johnson & Johnson	144,271
5,115	Merck & Co., Inc.	295,903
1,070	Omnicare, Inc.	71,230
4,967	Pfizer, Inc.	147,420
1,571	Prestige Brands Holdings, Inc. *	53,241
		1,106,184

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Shares		Value
	PIPELINES - 2.5%
350	Enterprise Products Partners LP	$ 27,402
2,314	Magellan Midstream Partners LP	194,469
2,878	Plains All American Pipeline LP	172,824
620	Spectra Energy Corp.	26,338
3,546	Spectra Energy Partners LP	189,179
		610,212
	PRIVATE EQUITY - 0.5%
4,626	KKR & Co. LP	112,551

	REITS - 2.1%
1,039	Camden Property Trust	73,925
880	Extra Space Storage, Inc.	46,860
4,871	Omega Healthcare Investors, Inc.	179,545
1,207	Rayonier, Inc.	42,909
761	Simon Property Group	126,539
1	Washington Prime Group, Inc. *	9
1,101	Weyerhaeuser Co.	36,432
		506,219
	RETAIL - 4.7%
2,143	CVS Caremark Corp.	161,518
6,785	Foot Locker, Inc.	344,135
3,390	Gap, Inc./The	140,922
3,400	Home Depot, Inc.	275,264
633	PetSmart, Inc.	37,853
2,319	TJX Cos., Inc.	123,255
711	Tractor Supply Co.	42,944
		1,125,891
	SEMICONDUCTORS - 1.6%
3,769	Intel Corp.	116,462
3,338	QUALCOMM, Inc.	264,370
		380,832
	SOFTWARE - 1.7%
2,810	Fiserv, Inc. *	169,499
5,814	Microsoft Corp.	242,444
		411,943
	TELECOMMUNICATIONS - 2.5%
6,783	AT&T, Inc.	239,847
10,521	Cisco Systems, Inc.	261,447
826	NeuStar, Inc. - Class A *	21,492
1,670	Verizon Communications, Inc.	81,713
		604,499
	TOYS, GAMES & HOBBIES - 0.5%
2,374	Hasbro, Inc.	125,941

	TRUCKING & LEASING - 0.5%
2,933	TAL International Group, Inc.	130,108

	TOTAL COMMON STOCKS (Cost $9,706,225)	13,383,976

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	EXCHANGE TRADED FUNDS - 0.3%
	CLOSED-END FUND - 0.1%
2,223	Sprott Physical Silver Trust - Trust Unit *	$ 18,829

	COMMODITY FUND - 0.1%
228	SPDR Gold Shares *	29,193

	EQUITY FUND - 0.1%
787	Market Vectors Gold Miners ETF	20,816

	TOTAL EXCHANGE TRADED FUNDS (Cost $70,121)	68,838

	NON-CONVERTIBLE BONDS - 8.9%
	AEROSPACE & DEFENSE - 0.8%
172,000	Lockheed Martin Corp., 7.650% due 5/1/16	194,043

	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	16,633

	AUTO PARTS & EQUIPMENT - 0.8%
174,000	Meritor, Inc., 4.625% due 3/1/26	186,398

	BANKS - 1.8%
197,000	Bank of America Corp., 5.125% due 11/15/14	200,367
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	57,355
150,000	Wells Fargo & Co., 5.125% due 9/15/16	163,861
		421,583
	BEVERAGES - 0.2%
34,000	PepsiCo, Inc., 5.000% due 6/1/18	38,383

	ELECTRIC - 0.7%
155,000	Constellation Energy Group, Inc., 4.550% due 6/15/15	160,737

	FOOD - 0.8%
179,000	Nabisco, Inc., 7.550% due 6/15/15	190,924

	IRON & STEEL - 0.3%
74,000	Nucor Corp., 5.750% due 12/1/17	84,294

	MEDIA - 1.0%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	236,337

	OFFICE & BUSINESS EQUIPMENT - 0.8%
182,000	Xerox Corp., 7.200% due 4/1/16	200,822

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	PHARMACEUTICALS - 0.5%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	$ 38,730
74,000	Pfizer, Inc., 4.650% due 3/1/18	82,237
		120,967
	RETAIL - 0.1%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	38,636

	TRUCKING & LEASING - 1.0%
236,000	Penske Truck Leasing Co., LP., 2.500% due 3/15/16, 144A	242,692

	TOTAL NON-CONVERTIBLE BONDS (Cost $2,064,146)	2,132,449

	CONVERTIBLE BONDS - 32.1%
	AGRICULTURE - 0.6%
134,000	Alliance One International, Inc., 5.500% due 7/15/14	135,668

	AIRLINES - 1.0%
110,000	AirTran Holdings, Inc., 5.250% due 11/1/16	233,475

	AUTO MANUFACTURERS - 0.7%
174,000	Navistar International Corp., 3.000% due 10/15/14	176,175

	BIOTECHNOLOGY - 1.6%
250,000	InterMune, Inc., 2.500% due 9/15/18	376,562

	COAL - 0.8%
250,000	Peabody Energy Corp., 4.750% due 12/15/41	188,906

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
249,000	BGC Partners, Inc., 4.500% due 7/15/16	265,341
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	157,749
175,000	Knight Capital Group, Inc., 3.500% due 3/15/15	176,969
300,000	Walter Investment Management Corp., 4.500% due 11/1/19	279,188
		879,247
	FOOD - 1.2%
280,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	283,325

	HEALTHCARE-PRODUCTS - 2.7%
265,000	NuVasive, Inc., 2.750% due 7/1/17	304,418
360,000	Volcano Corp., 1.750% due 12/1/17	349,425
		653,843
	HEALTHCARE-SERVICES - 0.7%
119,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	162,509

	INVESTMENT COMPANIES - 2.2%
240,000	Apollo Investment Corp., 5.750% due 1/15/16	255,000
250,000	Prospect Capital Corp., 5.875% due 1/15/19	263,906
		518,906
	LODGING - 1.5%
370,000	Morgans Hotel Group Co., 2.375% due 10/15/14	367,688

		Ascendant Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
		June 30, 2014
Principal ($)			Value
		MEDIA - 1.5%
667,000		Liberty Interactive LLC, 3.500% due 1/15/31	$ 368,101

		OIL & GAS - 5.8%
179,000		Chesapeake Energy Corp., 2.500% due 5/15/37	192,649
400,000		Cobalt International Energy, Inc., 2.625% due 12/1/19	369,500
370,000		Energy XXI Bermuda Ltd., 3.000% due 12/15/18, 144A	366,763
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	209,724
204,000		Stone Energy Corp., 1.750% due 3/1/17	259,207
			1,397,843
		PHARMACEUTICALS - 0.8%
200,000		Herbalife Ltd., 2.000% due 8/15/19, 144A	186,626

		REITS - 0.8%
200,000		Campus Crest Communities, Inc., 4.750% due 10/15/28, 144A	196,000

		SEMICONDUCTORS - 2.8%
264,000		Advanced Micro Devices, Inc., 6.000% due 5/1/15	280,665
300,000		Rambus, Inc., 1.125% due 8/15/18, 144A	397,500
			678,165
		SOFTWARE - 1.6%
370,000		Nuance Communications, Inc., 2.750% due 11/1/31	371,388

		TELECOMMUNICATIONS - 1.1%
230,000		Clearwire Communications LLC, 8.250% due 12/1/40, 144A +	269,100

		TRANSPORTATION - 1.0%
228,000		DryShips, Inc., 5.000% due 12/1/14	226,290

		TOTAL CONVERTIBLE BONDS (Cost $6,919,922)	7,669,817

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.4%
49,786	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	54,339
47,136	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	51,743
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $104,527)	106,082

Contracts
		PURCHASED PUT OPTION - 0.1%
85		S&P 500 Index
		Expiration July 2014, Exercise Price $1,855 (Cost $43,768)	16,575

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014
Shares		Value
SHORT-TERM INVESTMENT- 1.9%
MONEY MARKET FUND - 1.9%
461,016	Dreyfus Cash Management, Institutional Shares, 0.12% ** (Cost $461,016)	$ 461,016

	TOTAL INVESTMENTS - 99.7% (Cost $19,369,725) (a)	$ 23,838,753
	OTHER ASSETS LESS LIABILITIES - 0.3%	71,763
	NET ASSETS - 100.0%	$ 23,910,516

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,420,108 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 4,522,100
	Unrealized Depreciation:	(103,455)
	Net Unrealized Appreciation:	$ 4,418,645

* Non-Income producing security.
+ Illiquid security. Total illiquid securities represents 1.1% of net assets as of June 30, 2014.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2014, such securities amounted to $1,658,681 or 6.9% of net assets.

** Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
(b) Principal Amount of security is adjusted for inflation factor.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,383,976	$ -	$ -	$ 13,383,976
Exchange Traded Funds	68,838	-	-	68,838
Purchased Put Option	16,575	-	-	16,575
Convertible Bonds	-	7,669,817	-	7,669,817
Non-Convertible Bonds	-	2,132,449	-	2,132,449
U.S. Government Treasury Obligations	-	106,082	-	106,082
Short-Term Investment	461,016	-	-	461,016
Total	$ 13,930,405	$ 9,908,348	$ -	$ 23,838,753

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

	Ascendant Deep Value Convertibles Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 6.5%
	ASSET ALLOCATION FUND - 2.3%
15,173	SPDR Barclays Convertible Securities ETF	$ 766,236

	DEBT FUNDS - 4.2%
18,175	SPDR Barclays High Yield Bond ETF	758,443
21,802	SPDR Barclays Short Term High Yield Bond ETF	674,990
		1,433,433

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,150,255)	2,199,669

	PREFERRED STOCK - 6.0%
	BANKS - 6.0%
850	Bank of America Corp., 7.250%	991,950
850	Wells Fargo & Co. 7.500%	1,031,900
	TOTAL PREFERRED STOCKS (Cost $1,984,791)	2,023,850
Principal ($)
	CONVERTIBLE BONDS - 82.4%
	AGRICULTURE - 0.7%
224,000	Alliance One International, Inc., 5.500% due 7/15/14	226,789

	AIRLINES - 2.5%
390,000	AirTran Holdings, Inc., 5.250%, due 11/1/16	827,775

	AUTO MANUFACTURERS - 3.8%
14,000	Navistar International Corp., 3.000% due 10/15/14	14,175
750,000	Navistar International Corp., 4.500% due 10/15/18, 144A	777,656
500,000	Tesla Motors, Inc., 1.250% due 3/1/21	485,938
		1,277,769
	BIOTECHNOLOGY - 3.3%
750,000	InterMune, Inc., 2.500%, due 9/15/2018	1,129,688

	COAL - 3.6%
750,000	Alpha Natural Resources, Inc., 3.750% due 12/15/17	651,562
750,000	Peabody Energy Corp., 4.750% due 12/15/41	566,719
		1,218,281
	COMMERCIAL SERVICES - 2.3%
825,000	Ascent Capital Group, Inc., 4.000% due 7/15/20	771,891

	DISTRIBUTION/WHOLESALE - 2.2%
850,000	Titan Machinery, Inc., 3.750% due 5/1/19	746,406

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
14,000	BGC Partners, Inc., 4.500% due 7/15/16	14,919
16,000	Jefferies Group, Inc., 3.875% due 11/1/29	17,170
14,000	Knight Capital Group, Inc., 3.500% due 3/15/15	14,157
950,000	Walter Investment Management Corp., 4.500%, due 11/1/19	884,094
		930,340
	ENERGY-ALTERNATIVE SOURCES - 1.6%
660,000	ReneSola Ltd., 4.125% due 3/15/18, 144A	532,125

	FOOD - 2.3%
750,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	758,906

	Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	HEALTHCARE-PRODUCTS - 7.5%
750,000	Hologic, Inc., 4.000%, due 12/15/43	$ 822,656
750,000	NuVasive, Inc., 2.750% due 7/1/17	861,562
865,000	Volcano Corp., 1.750% due 12/1/17	839,591
		2,523,809
	HEALTHCARE-SERVICES - 0.1%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	19,119

	HOME BUILDERS - 4.4%
700,000	AV Homes, Inc., 7.500% due 2/15/16	724,500
850,000	Ryland Group, Inc., 0.250% due 6/1/19	780,937
		1,505,437
	INTERNET - 4.1%
750,000	WebMD Health Corp., 2.500% due 1/31/18	792,188
600,000	Yandex NV., 1.125%, due 12/15/18, 144A	596,625
		1,388,813
	INVESTMENT COMPANIES - 2.3%
750,000	Prospect Capital Corp., 5.875% due 1/15/19	791,719

	LODGING - 2.4%
800,000	Morgans Hotel Group Co., 2.375% due 10/15/14	795,000

	MEDIA - 2.2%
1,350,000	Liberty Interactive LLC, 3.500% due 1/15/31	745,031

	METAL FABRICATE/HARDWARE - 2.1%
700,000	RTI International Metals, Inc., 1.625%, due 10/15/19	706,125

	OIL & GAS - 7.4%
762,000	Chesapeake Energy Corp., 2.500% due 5/15/37	820,102
900,000	Cobalt International Energy, Inc., 2.625% due 12/1/19	831,375
800,000	Energy XXI Bermuda Ltd., 3.000% due 12/15/18, 144A	793,000
14,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	14,464
14,000	Stone Energy Corp., 1.750% due 3/1/17	17,789
		2,476,730
	OIL & GAS SERVICES - 2.3%
800,000	SEACOR Holdings, Inc., 3.000% due 11/15/28, 144A	790,000

	PHARMACEUTICALS - 4.7%
800,000	Herbalife Ltd., 2.000%, due 8/15/19, 144A	746,504
800,000	Omnicare, Inc., 3.250% due 12/15/35	855,000
		1,601,504
	REITS - 9.4%
750,000	American Realty Capital Properties, Inc., 3.000% due 8/1/18	762,656
850,000	Campus Crest Communities, Inc., 4.750%, due 10/15/18, 144A	833,000
868,000	IAS Operating Partnership LP, 5.000% due 3/15/18, 144A	850,097
750,000	RAIT Financial Trust, 4.000%, due 10/1/33	734,063
		3,179,816
	SEMICONDUCTORS - 3.6%
15,000	Advanced Micro Devices, Inc., 6.000% due 5/1/15	15,947
900,000	Rambus, Inc., 1.125%, due 8/15/18, 144A	1,192,500
		1,208,447

	Ascendant Deep Value Convertibles Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Principal ($)		Value
	SOFTWARE - 2.4%
800,000	Nuance Communications, Inc., 2.750% due 11/1/31	$ 803,000

	TRANSPORTATION - 2.4%
817,000	DryShips, Inc., 5.000% due 12/1/14	810,872

	TOTAL CONVERTIBLE BONDS (Cost $26,856,796)	27,765,392

	NON-CONVERTIBLE BONDS - 1.1%
	AUTO PARTS & EQUIPMENT - 0.0%
12,000	Meritor, Inc., 4.652%, due 3/1/26	12,855

	HEALTHCARE-SERVICES - 0.8%
250,000	Community Health Systems, Inc., 8.000% due 11/15/19	274,375

	MEDIA - 0.3%
75,000	DISH DBS Corp., 6.750% due 6/1/21	85,688

	TOTAL NON-CONVERTIBLE BONDS (Cost $365,162)	372,918

	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
1,069,516	Dreyfus Cash Management, Institutional Shares, 0.09% * (Cost $1,069,516)	1,069,516

	TOTAL INVESTMENTS - 99.2% (Cost $32,426,520) (a)	$ 33,431,345
	OTHER ASSETS LESS LIABILITES - 0.8%	253,086
	NET ASSETS - 100.0%	$ 33,684,431
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,423,145 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,403,768
	Unrealized Depreciation:	(395,568)
	Net Unrealized Appreciation:	$ 1,008,200

* Money market fund; interest rate reflects seven-day yield on June 30, 2014.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2014, such securities amounted to $7,111,507 or 21.1% of net assets.

REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stocks	$ 2,023,850	$ -	$ -	$ 2,023,850
Exchange Traded Funds	2,199,669	-	-	2,199,669
Convertible Bonds	-	27,765,392	-	27,765,392
Non-Convertible Bonds	-	372,918	-	372,918
Short-Term Investment	1,069,516	-	-	1,069,516
Total	$ 5,293,035	$ 28,138,310	$ -	$ 33,431,345

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

	Ascendant Natural Resources Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	June 30, 2014
Shares		Value
	COMMON STOCKS - 91.8%
	CHEMICALS - 3.7%
1,094	CF Industries Holdings, Inc.	$ 263,140
1,319	Rayonier Advanced Materials, Inc.	51,111
		314,251
	COMMERCIAL SERVICES - 1.0%
3,390	Civeo Corp.	84,852

	MACHINERY-DIVERSIFIED - 1.8%
1,659	Deere & Co.	150,223

	MINING - 1.5%
3,573	Freeport-McMoRan Copper & Gold, Inc.	130,415

	OIL & GAS - 55.8%
2,024	Anadarko Petroleum Corp.	221,567
2,188	Apache Corp.	220,157
3,355	BP PLC - ADR	176,976
2,097	Chevron Corp.	273,763
1,732	Cimarex Energy Co.	248,473
3,063	ConocoPhillips	262,591
820	Continental Resources, Inc. *	129,593
8,461	Denbury Resources, Inc.	156,190
2,407	Devon Energy Corp.	191,116
2,498	Diamond Offshore Drilling, Inc.	123,976
3,902	EOG Resources, Inc.	455,988
2,699	Exxon Mobil Corp.	271,735
1,896	Helmerich & Payne, Inc.	220,145
3,634	Imperial Oil Ltd	191,258
4,723	Marathon Oil Corp.	188,542
2,589	Noble Energy, Inc.	200,544
2,626	Occidental Petroleum Corp.	269,506
19,057	Parker Drilling Co. *	124,252
5,325	Rosetta Resources, Inc. *	292,076
2,024	SM Energy Co.	170,218
3,319	Stone Energy Corp. *	155,296
2,753	Whiting Petroleum Corp. *	220,928
		4,764,890
	OIL & GAS SERVICES - 13.6%
1,003	Core Laboratories NV	167,561
3,774	Halliburton Co.	267,992
2,407	National Oilwell Varco, Inc.	198,216
601	NOW, Inc. *	21,762
1,695	Oil States International, Inc. *	108,633
1,677	Schlumberger Ltd.	197,802
5,416	Superior Energy Services, Inc.	195,734
		1,157,700

	Ascendant Natural Resources Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	June 30, 2014
Shares		Value
	PACKAGING & CONTAINERS - 2.5%
3,027	Packaging Corp. of America	$ 216,400

	PIPELINES - 7.3%
2,461	Enterprise Products Partners LP	192,672
4,084	Plains All American Pipeline LP	245,244
4,358	Spectra Energy Corp.	185,127
		623,043
	REITS - 4.6%
3,957	Rayonier, Inc.	140,671
7,732	Weyerhaeuser Co.	255,852
		396,523

	TOTAL COMMON STOCKS (Cost $6,929,496)	7,838,297

	EXCHANGE TRADED FUNDS - 5.7%
	CLOSED-ENDED FUND - 1.6%
15,610	Sprott Physical Silver Trust - Trust Unit *	132,217

	COMMODITY FUND - 2.4%
1,604	SPDR Gold Shares *	205,376

	EQUITY FUNDS - 1.7%
5,525	Market Vectors Gold Miners ETF	146,136

	TOTAL EXCHANGE TRADED FUNDS (Cost $483,765)	483,729

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
225,071	Dreyfus Cash Management, 0.09% ** (Cost $225,071)	225,071

	TOTAL INVESTMENTS - 100.1% (Cost $7,638,332) (a)	$ 8,547,097
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(7,616)
	NET ASSETS - 100.0%	$ 8,539,481

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,699,835 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 928,528
	Unrealized Depreciation:	(81,266)
	Net Unrealized Appreciation:	$ 847,262
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,838,297	$ -	$ -	$ 7,838,297
Exchange Traded Funds	483,729	-	-	483,729
Short-Term Investment	225,071	-	-	225,071
Total	$ 8,547,097	$ -	$ -	$ 8,547,097

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value
	COMMON STOCKS - 99.0%
	AGRICULTURE - 3.3%
6,863	Lorillard, Inc.	$ 418,437

	AIRLINES - 3.9%
18,769	Southwest Airlines Co.	504,135

	AUTO MANUFACTURES - 1.7%
5,906	General Motors Co.	214,388

	BANKS - 6.7%
7,839	BB&T Corp.	309,092
4,594	Northern Trust Corp.	294,981
5,882	U.S. Bancorp	254,808
		858,881
	CHEMICALS - 1.7%
907	CF Industries Holdings, Inc.	218,161

	COMMERCIAL SERVICES - 3.0%
5,275	Mastercard, Inc. - Class A	387,554

	COMPUTERS - 3.6%
2,662	Accenture PLC - Class A	215,196
2,702	Apple, Inc.	251,097
		466,293
	DISTRIBUTION/WHOLESALE - 2.1%
1,079	WW Grainger, Inc.	274,357

	DIVERSIFIED FINANCIAL SERVICES - 3.5%
4,667	American Express Co.	442,758

	ELECTRONICS - 3.1%
3,324	Thermo Fisher Scientific, Inc.	392,232

	FOOD - 1.9%
8,078	ConAgra Foods, Inc.	239,755

	HEALTHCARE-SERVICES - 4.9%
4,115	Aetna, Inc.	333,644
3,655	UnitedHealth Group, Inc.	298,796
		632,440
	HOUSEHOLD PRODUCTS & WARES - 2.5%
2,907	Kimberly-Clark Corp.	323,316

	INSURANCE - 5.0%
3,551	ACE Ltd.	368,239
4,980	MetLife, Inc.	276,689
		644,928
	INTERNET - 3.6%
392	Google, Inc. - Class A *	229,191
392	Google, Inc. - Class C *	225,510
		454,701

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014
	Shares		Value
		MACHINERY-DIVERSIFIED - 2.5%
	3,576	Deere & Co.	$ 323,807

		MISCELLANEOUS MANUFACTURING - 2.6%
	12,494	General Electric Co.	328,342

		OIL & GAS - 10.4%
	2,097	Chevron Corp.	273,763
	2,502	Continental Resources, Inc. *	395,416
	3,066	EOG Resources, Inc.	358,293
	3,067	Exxon Mobil Corp.	308,786
			1,336,258
		OIL & GAS SERVICES - 2.5%
	4,575	Halliburton Co.	324,871

		PHARMACEUTICALS - 5.6%
	5,300	Amerisource Bergen Corp.	385,098
	5,741	Merck & Co., Inc.	332,117
			717,215
		RETAIL - 13.1%
	5,060	CVS Caremark Corp.	381,372
	7,918	Foot Locker, Inc.	401,601
	8,004	Gap, Inc. (The)	332,726
	3,416	Home Depot, Inc.	276,559
	5,477	TJX Cos., Inc.	291,103
			1,683,361
		SEMICONDUCTORS - 2.9%
	4,643	QUALCOMM, Inc.	367,726

		SOFTWARE - 4.8%
	6,636	Fiserv, Inc. *	400,283
	5,213	Microsoft Corp.	217,382
			617,665
		TELECOMMUNICATIONS - 4.1%
	7,661	AT&T, Inc.	270,893
	10,487	Cisco Systems, Inc.	260,602
			531,495

		TOTAL COMMON STOCKS (Cost $9,232,711)	12,703,076

		SHORT-TERM INVESTMENT - 1.1%
	132,873	Dreyfus Cash Management, 0.09%** (Cost $132,873)	132,873

		TOTAL INVESTMENTS - 100.1% (Cost $9,365,584) (a)	$ 12,835,949
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(7,734)
		NET ASSETS - 100.0%	$ 12,828,215

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,385,400 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 3,483,785
		Unrealized Depreciation:	(33,236)
		Net Unrealized Appreciation:	$ 3,450,549
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,703,076	$ -	$ -	$ 12,703,076
Short-Term Investment	132,873	-	-	132,873
Total	$ 12,835,949	$ -	$ -	$ 12,835,949

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date   08/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/28/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/28/2014